UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06-30-2011

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Northstar Capital Management, Inc.
Address: 301 Yamato Road
         Ste 4110
         Boca Raton, Florida 33431

13F File Number:  028-06695

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Margarita Fernandez
Title:     Chief Compliance Officer
Phone:     561-287-5470

Signature, Place, and Date of Signing:

 Margarita Fernandez     Boca Raton, FL     September 20, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    98

Form 13F Information Table Value Total:    $27,931 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

A majority of the assets from Northstar Capital Management, Inc have been acquired by Rushmore Investment Advisors, Inc and are now included in Rushmore's

13F Filing

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M COMPANY                     COM              88579Y101      166     1750 SH       SOLE                                       1700
                                                                53      555 SH       OTHER   mvf mgr # mvf                       555
ABBOTT LABS                    COM              002824100      121     2300 SH       SOLE                                       2250
                                                               125     2375 SH       OTHER   mvf mgr # mvf                      2375
APPLE INC                      COM              037833100      326      970 SH       SOLE                                        950
                                                                30       90 SH       OTHER   mgr # mvf mvf                        90
COCA COLA CO                   COM              191216100      150     2230 SH       SOLE                                       2150
                                                                87     1300 SH       OTHER   mgr # mvf 04                       1300
COSTCO WHSL CORP NEW           COM              22160K105      244     3000 SH       SOLE                                       3000
                                                                17      210 SH       OTHER   mvf                                 210
DANAHER CORP.                  COM              235851102      184     3475 SH       SOLE                                       3475
                                                                37      700 SH       OTHER   mvf 04                              700
E M C CORP MASS                COM              268648102      242     8775 SH       SOLE                                       8575
                                                                17      600 SH       OTHER   mvf                                 600
EXXON MOBIL CORP               COM              30231G102      399     4900 SH       SOLE                                       4850
                                                               220     2707 SH       OTHER   mvf mgr # mvf                      2707
GENERAL ELEC CO                COM              369604103      132     7000 SH       SOLE                                       7000
                                                               106     5600 SH       OTHER   04                                 5600
INTERNATIONAL BUS MACH         COM              459200101      370     2155 SH       SOLE                                       2130
                                                                75      435 SH       OTHER   mvf mgr # mvf                       435
JOHNSON & JOHNSON              COM              478160104      136     2050 SH       SOLE                                       2000
                                                               158     2375 SH       OTHER   mvf 04                             2375
JP MORGAN & CO                 COM              46625h100      197     4800 SH       SOLE                                       4700
                                                                29      720 SH       OTHER   mvf mgr # mvf                       720
MCDONALDS CORP                 COM              580135101      280     3325 SH       SOLE                                       3250
                                                                84     1000 SH       OTHER   mvf mgr # mvf                      1000
NORTHROP GRUMMAN CORPORATION   COM              666807102      104     1500 SH       SOLE                                       1500
                                                                97     1400 SH       OTHER   04                                 1400
ORACLE CORP                    COM              68389X105      248     7525 SH       SOLE                                       7325
                                                                29      875 SH       OTHER   mvf mgr # mvf                       875
PROCTER & GAMBLE CO            COM              742718109      111     1750 SH       SOLE                                       1700
                                                               117     1845 SH       OTHER   mvf mgr # mvf                      1845
VISA INCORPORATED              COM              92826C839      198     2350 SH       SOLE                                       2350
                                                                 8      100 SH       OTHER   mvf                                 100
YUM! BRANDS, INC.              COM              988498101      204     3700 SH       SOLE                                       3700
                                                                39      700 SH       OTHER   04                                  700